Investments in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in associates
Balances at the beginning of the year	$ 2,355	$ 5,336
Share of loss in associates	(970)	(629)	$ (1,667)
Discontinued operations		(3,081)
Contributions	260	741
Decrease		(67)
Others	223
Translation differences	43	55
Balances at the end of the year	$ 1,911	$ 2,355	$ 5,336